Performance Management - Loomis Sayles Funds I - Classes Admin, Retail, Institutional, and N	Dec. 31, 2025
Loomis Sayles Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]
The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of a broad-based securities market index that reflects the performance of the overall market applicable to the Fund. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The Fund’s performance prior to December 31, 2025 reflects returns achieved pursuant to a different investment objective and different principal investment strategies than those that are currently being pursued. If the Fund’s current investment objective and strategies had been in place during those prior periods, the performance information shown would have been different. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330. Effective after the close of business on June 5, 2026, the telephone number will be 800-225-5478 and the website address will be www.im.natixis.com.
To the extent that a class of shares was subject to the waiver or reimbursement of certain expenses during a period, had such expenses not been waived or reimbursed during the period, total returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of a broad-based securities market index that reflects the performance of the overall market applicable to the Fund.
Bar Chart [Heading]	Total Returns for Institutional Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: Fourth Quarter 2023, 7.34% Lowest Quarterly Return: First Quarter 2020, -11.75%
Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance [Table]

Average Annual Total Returns
(for the periods ended December 31, 2025)	Past 1 Year	Past 5 Years	Past 10 Years
Institutional Class - Return Before Taxes	9.14%	2.59%	3.92%
Return After Taxes on Distributions	7.09%	0.70%	2.20%
Return After Taxes on Distributions and Sale of Fund Shares	5.36%	1.13%	2.31%
Retail Class - Return Before Taxes	8.93%	2.34%	3.66%
Admin Class - Return Before Taxes	8.60%	2.11%	3.42%
Class N - Return Before Taxes	9.21%	2.64%	3.99%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for the other classes of the Fund will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Index performance reflects no deduction for fees, expenses or taxes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Performance Availability Website Address [Text]	www.loomissayles.com
Performance Availability Phone [Text]	800-633-3330
Loomis Sayles Income Fund | Institutional
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	7.34%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(11.75%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Loomis Sayles Investment Grade Fixed Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]
The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of a broad-based securities market index that reflects the performance of the overall market applicable to the Fund. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330. Effective after the close of business on June 5, 2026, the telephone number will be 800-225-5478 and the website address will be www.im.natixis.com.
To the extent that a class of shares was subject to the waiver or reimbursement of certain expenses during a period, had such expenses not been waived or reimbursed during the period, total returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of a broad-based securities market index that reflects the performance of the overall market applicable to the Fund.
Bar Chart [Heading]	Total Returns for Institutional Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: Fourth Quarter 2023, 7.59% Lowest Quarterly Return: First Quarter 2020, -7.01%
Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance [Table]

Average Annual Total Returns
(for the periods ended December 31, 2025)	Past 1 Year	Past 5 Years	Past 10 Years
Institutional Class - Return Before Taxes	7.59%	1.24%	3.48%
Return After Taxes on Distributions	5.34%	-0.54%	1.85%
Return After Taxes on Distributions and Sale of Fund Shares	4.46%	0.25%	2.09%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Index No Deduction for Fees, Expenses, or Taxes [Text]	Index performance reflects no deduction for fees, expenses or taxes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. Index performance reflects no deduction for fees, expenses or taxes.

Performance Availability Website Address [Text]	www.loomissayles.com
Performance Availability Phone [Text]	800-633-3330
Loomis Sayles Investment Grade Fixed Income Fund | Institutional
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	7.59%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(7.01%)
Lowest Quarterly Return, Date	Mar. 31, 2020